Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Weighted average shares outstanding - basic	1
Weighted average shares outstanding - diluted	1
Basic net income per Ordinary Share	$ (25,000.00)
Diluted net income per Ordinary Share	$ (25,000.00)
Common Class A [Member] | Willow Lane Acquisition Corp [Member]
Allocation of net income		$ 575,100		$ 54,823	$ 2,372,941
Weighted average shares outstanding - basic		12,650,000		3,424,586	12,650,000
Weighted average shares outstanding - diluted		12,650,000		3,424,586	12,650,000
Basic net income per Ordinary Share		$ 0.05		$ 0.02	$ 0.19
Diluted net income per Ordinary Share		$ 0.05		$ 0.02	$ 0.19
Common Class B [Member] | Willow Lane Acquisition Corp [Member]
Allocation of net income		$ 210,431	$ (43,124)	$ 62,067	$ 868,266
Weighted average shares outstanding - basic		4,628,674	4,024,934	3,877,057	4,628,674
Weighted average shares outstanding - diluted		4,628,674	4,024,934	3,877,057	4,628,674
Basic net income per Ordinary Share		$ 0.05	$ (0.01)	$ 0.02	$ 0.19
Diluted net income per Ordinary Share		$ 0.05	$ (0.01)	$ 0.02	$ 0.19